Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 550,484	$ 564,607	$ 611,238	$ 634,100
Less: accumulated depreciation	(286,239)	(284,493)	(246,184)	(222,569)
Property, plant and equipment, net	264,245	280,114	365,054	411,531
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		46,820	50,687	52,583
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 504,835	$ 517,787	$ 560,551	$ 581,517